Distribution Date:	02/17/22	J.P. Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX
Determination Date:	02/11/22
Next Distribution Date:	03/17/22
Record Date:	01/31/22	Commercial Mortgage Pass-Through Certificates
Series 2012-CIBX

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	14	Senior Trust Advisor	Trimont Real Estate Advisors, LLC
Principal Prepayment Detail	15		Trust Advisor		Trustadvisor@trimontrea.com
Historical Detail	16		3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20
		Trustee	U.S. Bank National Association
Modified Loan Detail	21		General Contact	(312) 332-7457
Historical Liquidated Loan Detail	22		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46637WAA1	0.958200%	68,035,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46637WAB9	1.810400%	112,771,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46637WAC7	3.138800%	283,979,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46637WAD5	3.483400%	346,887,000.00	52,728,408.33	2,901,236.77	153,061.78	0.00	0.00	3,054,298.55	49,827,171.56	85.44%	30.00%
A-4FX	46637WBA0	3.483400%	45,960,000.00	6,986,129.91	384,392.73	20,279.57	0.00	0.00	404,672.30	6,601,737.18	85.44%	30.00%
A-4FL	46637WAJ2	1.403290%	44,040,000.00	6,694,281.14	368,334.55	7,828.35	0.00	0.00	376,162.90	6,325,946.59	85.44%	30.00%
AS	46637WAF0	4.270700%	117,540,000.00	117,540,000.00	0.00	418,315.07	0.00	0.00	418,315.07	117,540,000.00	58.16%	20.87%
B	46637WAG8	4.554020%	61,185,000.00	61,185,000.00	0.00	232,198.12	0.00	0.00	232,198.12	61,185,000.00	43.97%	16.12%
C	46637WAH6	4.775220%	45,083,000.00	45,083,000.00	0.00	179,401.05	0.00	0.00	179,401.05	45,083,000.00	33.51%	12.63%
D	46637WAN3	4.775220%	27,372,000.00	27,372,000.00	0.00	108,922.78	0.00	0.00	108,922.78	27,372,000.00	27.15%	10.50%
E	46637WAQ6	4.775220%	46,694,000.00	46,694,000.00	0.00	185,811.78	0.00	0.00	185,811.78	46,694,000.00	16.32%	6.88%
F	46637WAS2	4.000000%	20,932,000.00	20,932,000.00	0.00	69,773.33	0.00	0.00	69,773.33	20,932,000.00	11.46%	5.25%
G	46637WAU7	4.000000%	22,542,000.00	22,542,000.00	0.00	75,140.00	0.00	0.00	75,140.00	22,542,000.00	6.23%	3.50%
NR	46637WAW3	4.000000%	45,083,216.00	26,857,454.28	0.00	62,869.09	0.00	0.00	62,869.09	26,857,454.28	0.00%	0.00%
R	NA	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,288,103,216.00	434,614,273.66	3,653,964.05	1,513,600.92	0.00	0.00	5,167,564.97	430,960,309.61

Notional Certificates
X-A	46637WAE3	0.788750%	1,019,212,000.00	183,948,819.38	0.00	120,908.00	0.00	0.00	120,908.00	180,294,855.33
X-B	46637WAL7	0.271503%	268,891,216.00	250,665,454.28	0.00	56,713.75	0.00	0.00	56,713.75	250,665,454.28
Notional SubTotal			1,288,103,216.00	434,614,273.66	0.00	177,621.75	0.00	0.00	177,621.75	430,960,309.61

Deal Distribution Total					3,653,964.05	1,691,222.67	0.00	0.00	5,345,186.72

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46637WAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46637WAB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46637WAC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46637WAD5	152.00456728	8.36363649	0.44124392	0.00000000	0.00000000	0.00000000	0.00000000	8.80488041	143.64093079
A-4FX	46637WBA0	152.00456723	8.36363642	0.44124391	0.00000000	0.00000000	0.00000000	0.00000000	8.80488033	143.64093081
A-4FL	46637WAJ2	152.00456721	8.36363647	0.17775545	0.00000000	0.00000000	0.00000000	0.00000000	8.54139192	143.64093074
AS	46637WAF0	1,000.00000000	0.00000000	3.55891671	0.00000000	0.00000000	0.00000000	0.00000000	3.55891671	1,000.00000000
B	46637WAG8	1,000.00000000	0.00000000	3.79501708	0.00000000	0.00000000	0.00000000	0.00000000	3.79501708	1,000.00000000
C	46637WAH6	1,000.00000000	0.00000000	3.97935031	0.00000000	0.00000000	0.00000000	0.00000000	3.97935031	1,000.00000000
D	46637WAN3	1,000.00000000	0.00000000	3.97935043	0.00000000	0.00000000	0.00000000	0.00000000	3.97935043	1,000.00000000
E	46637WAQ6	1,000.00000000	0.00000000	3.97935024	0.00000000	0.00000000	0.00000000	0.00000000	3.97935024	1,000.00000000
F	46637WAS2	1,000.00000000	0.00000000	3.33333317	0.00000000	0.00000000	0.00000000	0.00000000	3.33333317	1,000.00000000
G	46637WAU7	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
NR	46637WAW3	595.73066571	0.00000000	1.39451210	0.59125684	31.28097006	0.00000000	0.00000000	1.39451210	595.73066571
R	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46637WAE3	180.48141052	0.00000000	0.11862890	0.00000000	0.00000000	0.00000000	0.00000000	0.11862890	176.89632317
X-B	46637WAL7	932.21882815	0.00000000	0.21091708	0.00000000	0.00000000	0.00000000	0.00000000	0.21091708	932.21882815

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	01/01/22 - 01/30/22	30	0.00	153,061.78	0.00	153,061.78	0.00	0.00	0.00	153,061.78	0.00
A-4FX	01/01/22 - 01/30/22	30	0.00	20,279.57	0.00	20,279.57	0.00	0.00	0.00	20,279.57	0.00
A-4FL	01/18/22 - 02/16/22	30	0.00	7,828.35	0.00	7,828.35	0.00	0.00	0.00	7,828.35	0.00
AS	01/01/22 - 01/30/22	30	0.00	418,315.07	0.00	418,315.07	0.00	0.00	0.00	418,315.07	0.00
B	01/01/22 - 01/30/22	30	0.00	232,198.12	0.00	232,198.12	0.00	0.00	0.00	232,198.12	0.00
C	01/01/22 - 01/30/22	30	0.00	179,401.05	0.00	179,401.05	0.00	0.00	0.00	179,401.05	0.00
D	01/01/22 - 01/30/22	30	0.00	108,922.78	0.00	108,922.78	0.00	0.00	0.00	108,922.78	0.00
E	01/01/22 - 01/30/22	30	0.00	185,811.78	0.00	185,811.78	0.00	0.00	0.00	185,811.78	0.00
F	01/01/22 - 01/30/22	30	0.00	69,773.33	0.00	69,773.33	0.00	0.00	0.00	69,773.33	0.00
G	01/01/22 - 01/30/22	30	0.00	75,140.00	0.00	75,140.00	0.00	0.00	0.00	75,140.00	0.00
NR	01/01/22 - 01/30/22	30	1,383,590.97	89,524.85	0.00	89,524.85	26,655.76	0.00	0.00	62,869.09	1,410,246.73
X-A	01/01/22 - 01/30/22	30	0.00	120,908.00	0.00	120,908.00	0.00	0.00	0.00	120,908.00	0.00
X-B	01/01/22 - 01/30/22	30	0.00	56,713.75	0.00	56,713.75	0.00	0.00	0.00	56,713.75	0.00
Totals			1,383,590.97	1,717,878.43	0.00	1,717,878.43	26,655.76	0.00	0.00	1,691,222.67	1,410,246.73

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	5,345,186.72
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,827,607.17	Master Servicing Fee	37,304.27
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,017.96
Interest Adjustments	(497.28)	Trustee Fee	142.22
Deferred Interest	0.00	Senior Trust Advisor Fee	1,497.00
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,827,109.89	Total Fees	39,961.46

Principal		Expenses/Reimbursements
Scheduled Principal	931,371.08	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	2,534,036.47	Special Servicing Fees (Monthly)	26,295.17
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	360.59
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	188,059.22	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	497.28	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	3,653,964.05	Total Expenses/Reimbursements	26,655.76

		Interest Reserve Deposit	57,665.99

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,691,222.67
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	3,653,964.05
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	11,604.03
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,356,790.75
Total Funds Collected	5,481,073.94	Total Funds Distributed	5,481,073.96

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	434,614,273.66	434,614,273.66	Beginning Certificate Balance	434,614,273.66
(-) Scheduled Principal Collections	931,371.08	931,371.08	(-) Principal Distributions	3,653,964.05
(-) Unscheduled Principal Collections	2,722,095.69	2,722,095.69	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	497.28	497.28	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	430,960,309.61	430,960,309.61	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	434,731,585.41	434,731,585.41	Ending Certificate Balance	430,960,309.61
Ending Actual Collateral Balance	431,173,085.10	431,173,085.10

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.78%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	91,342,082.36	21.20%	4	4.6848	NAP	Defeased	3	91,342,082.36	21.20%	4	4.6848	NAP
	$9,999,999 or less	9	61,605,301.05	14.29%	4	5.2535	1.145288	1.24 or less	7	171,789,750.18	39.86%	20	4.9646	0.560661
$10,000,000 to $24,999,999		2	23,863,620.44	5.54%	3	4.8185	2.215859	1.25 to 1.34	1	66,268,423.94	15.38%	4	4.9452	1.284200
$25,000,000 to $49,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.35 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
$50,000,000 to $99,999,999		4	254,149,305.76	58.97%	15	4.8655	0.947574	1.45 to 1.54	2	61,438,802.31	14.26%	4	4.8654	1.545701
$100,000,000 or greater		0	0.00	0.00%	0	0.0000	0.000000	1.55 to 1.69	1	12,516,409.81	2.90%	3	4.7900	1.667700
	Totals	18	430,960,309.61	100.00%	10	4.8800	1.142117	1.70 to 1.99	1	5,208,025.66	1.21%	3	5.2000	1.824900
								2.00 to 2.29	1	4,449,604.72	1.03%	4	4.7800	2.026600
								2.30 or greater	2	17,947,210.63	4.16%	4	4.8684	2.701277
								Totals	18	430,960,309.61	100.00%	10	4.8800	1.142117
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	91,342,082.36	21.20%	4	4.6848	NAP
							Defeased	3	91,342,082.36	21.20%	4	4.6848	NAP
California	1	6,600,000.00	1.53%	4	4.9000	2.496300
							Lodging	3	92,405,367.21	21.44%	4	5.0152	0.120554
Connecticut	1	66,268,423.94	15.38%	4	4.9452	1.284200
							Multi-Family	2	16,555,236.29	3.84%	4	4.9601	2.507299
Georgia	2	6,115,535.61	1.42%	4	5.0500	1.524000
							Office	2	73,014,945.16	16.94%	4	4.9670	1.264066
Illinois	1	74,355,770.45	17.25%	4	4.9000	0.093100
							Retail	9	157,642,678.59	36.58%	22	4.8652	1.391216
Kentucky	1	58,201,844.67	13.51%	52	4.7500	1.085100
							Totals	19	430,960,309.61	100.00%	10	4.8800	1.142117
Louisiana	3	23,582,217.36	5.47%	4	5.3962	0.421467

Missouri	1	4,449,604.72	1.03%	4	4.7800	2.026600

Nebraska	1	8,903,396.48	2.07%	4	5.6000	1.022700

Texas	4	35,818,167.32	8.31%	3	4.9423	1.942488

Virginia	1	55,323,266.70	12.84%	4	4.8450	1.548100

Totals	19	430,960,309.61	100.00%	10	4.8800	1.142117

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	91,342,082.36	21.20%	4	4.6848	NAP	Defeased	3	91,342,082.36	21.20%	4	4.6848	NAP
	4.74999% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.75000% to 4.99999%	8	289,062,530.92	67.07%	14	4.8611	1.104248	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% to 5.24999%	4	23,602,703.09	5.48%	3	5.1299	1.344755	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.25000% to 5.49999%	2	18,049,596.76	4.19%	4	5.4900	0.233650	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.50000% to 5.74999%	1	8,903,396.48	2.07%	4	5.6000	1.022700	49 months or greater	15	339,618,227.25	78.80%	12	4.9325	1.072556
	5.75000% to 5.99999%	0	0.00	0.00%	0	0.0000	0.000000	Totals	18	430,960,309.61	100.00%	10	4.8800	1.142117
	6.00000% to 6.24999%	0	0.00	0.00%	0	0.0000	0.000000
	6.25000% to 6.49999%	0	0.00	0.00%	0	0.0000	0.000000
	6.50000% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	18	430,960,309.61	100.00%	10	4.8800	1.142117
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	91,342,082.36	21.20%	4	4.6848	NAP	Defeased	3	91,342,082.36	21.20%	4	4.6848	NAP
	60 months or less	15	339,618,227.25	78.80%	12	4.9325	1.072556	Interest Only	1	6,600,000.00	1.53%	4	4.9000	2.496300
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	14	333,018,227.25	77.27%	12	4.9332	1.044339
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 to 330 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	18	430,960,309.61	100.00%	10	4.8800	1.142117	331 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	18	430,960,309.61	100.00%	10	4.8800	1.142117
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	91,342,082.36	21.20%	4	4.6848	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	1 year or greater	15	339,618,227.25	78.80%	12	4.9325	1.072556
	1 year or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	18	430,960,309.61	100.00%	10	4.8800	1.142117
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 25

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	606100002	LO	Chicago	IL	Actual/360	4.900%	314,374.35	150,329.97	0.00	N/A	06/01/22	--	74,506,100.42	74,355,770.45	02/01/22
3	606100003	OF	Greenwich	CT	Actual/360	4.945%	282,808.34	143,973.64	0.00	N/A	06/01/22	--	66,412,397.58	66,268,423.94	02/01/22
4	606100004	RT	Louisville	KY	Actual/360	4.750%	238,875.55	320,544.41	497.28	N/A	06/01/26	--	58,522,389.08	58,201,844.67	02/01/22
5	606100005	RT	Colonial Heights	VA	Actual/360	4.845%	231,322.39	122,028.11	0.00	N/A	06/01/22	--	55,445,294.81	55,323,266.70	02/01/22
6	606100006	RT	Chicago	IL	Actual/360	4.630%	236,128.85	107,516.27	0.00	N/A	06/01/22	--	59,225,517.59	59,118,001.32	02/01/22
13	606100013	IN	Long Island City	NY	Actual/360	4.780%	108,775.49	58,730.79	0.00	N/A	06/01/22	--	26,426,763.53	26,368,032.74	02/01/22
23	606100023	RT	The Woodlands	TX	Actual/360	4.790%	51,725.71	24,001.12	0.00	N/A	05/01/22	--	12,540,410.93	12,516,409.81	02/01/22
25	606100025	MF	Houston	TX	Actual/360	4.850%	47,494.82	25,010.04	0.00	N/A	06/01/22	--	11,372,220.67	11,347,210.63	02/01/22
30	606100030	LO	Gretna	LA	Actual/360	5.490%	42,801.72	28,976.66	0.00	N/A	06/01/22	--	9,053,775.04	9,024,798.38	02/01/22
31	606100031	LO	Metairie	LA	Actual/360	5.490%	42,801.72	28,976.66	0.00	N/A	06/01/22	--	9,053,775.04	9,024,798.38	09/01/21
32	606100032	RT	Kearney	NE	Actual/360	5.600%	43,070.33	28,238.15	0.00	N/A	06/01/22	--	8,931,634.63	8,903,396.48	02/01/22
38	606100038	OF	Addison	TX	Actual/360	5.181%	30,162.97	14,329.58	0.00	N/A	04/01/22	--	6,760,850.80	6,746,521.22	02/01/22
40	606100040	RT	Various	GA	Actual/360	5.050%	26,652.50	13,433.71	0.00	N/A	06/01/22	--	6,128,969.32	6,115,535.61	02/01/22
41	606100041	OF	California	MD	Actual/360	4.810%	24,309.21	12,984.96	0.00	N/A	06/01/22	--	5,869,033.26	5,856,048.30	02/01/22
42	606100042	RT	Denham Springs	LA	Actual/360	5.090%	24,301.32	11,757.21	0.00	N/A	06/01/22	--	5,544,377.81	5,532,620.60	02/01/22
43	606100043	RT	Temecula	CA	Actual/360	4.900%	27,848.33	0.00	0.00	N/A	06/01/22	--	6,600,000.00	6,600,000.00	02/01/22
45	606100045	MF	Conroe	TX	Actual/360	5.200%	23,369.41	10,950.02	0.00	N/A	05/01/22	--	5,218,975.68	5,208,025.66	02/01/22
47	606100047	RT	St. Louis	MO	Actual/360	4.780%	18,355.86	9,910.83	0.00	N/A	06/01/22	--	4,459,515.55	4,449,604.72	02/01/22
49	606100049	RT	Woodhaven	MI	Actual/360	5.450%	11,931.02	2,542,271.92	0.00	N/A	05/01/22	--	2,542,271.92	0.00	02/01/22
Totals							1,827,109.89	3,653,964.05	497.28				434,614,273.66	430,960,309.61
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	(4,445,369.00)	745,082.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,785,969.00	7,094,568.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,755,622.00	5,526,600.92	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	7,287,846.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,286,359.89	1,182,725.17	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,903,432.47	1,293,336.11	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	615,688.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	180,546.00	58,051.00	01/01/21	09/30/21	02/11/22	2,263,443.76	0.00	70,974.58	355,019.34	0.00	0.00
32	809,088.58	826,630.52	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	396,422.00	757,688.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	814,962.24	596,271.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	428,602.47	377,353.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	637,297.00	647,287.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	567,925.07	614,975.77	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	746,728.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	628,615.47	278,476.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	25,399,736.07	19,999,046.03				2,263,443.76	0.00	70,974.58	355,019.34	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
4	606100004	188,059.22	Partial Liquidation (Curtailment)	0.00	0.00
49	606100049	2,534,036.47	Payoff Prior to Maturity	0.00	0.00
Totals		2,722,095.69		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/22	0	0.00	0	0.00	1	9,024,798.38	0	0.00	0	0.00	0	0.00	1	188,059.22	1	2,534,036.47	4.880043%	4.701941%	10
01/18/22	0	0.00	0	0.00	1	9,053,775.04	1	0.00	0	0.00	0	0.00	0	0.00	1	5,325,501.46	4.883371%	4.705829%	11
12/17/21	0	0.00	1	9,082,615.36	0	0.00	1	9,273,775.29	0	0.00	0	0.00	1	160,395.24	0	0.00	4.906077%	4.729887%	12
11/18/21	1	9,112,703.12	0	0.00	0	0.00	1	9,294,469.10	0	0.00	0	0.00	1	63,504.13	0	0.00	4.923409%	4.747953%	13
10/18/21	0	0.00	0	0.00	0	0.00	2	9,313,523.62	0	0.00	0	0.00	0	0.00	2	19,026,147.33	4.923449%	4.747964%	14
09/17/21	0	0.00	0	0.00	0	0.00	2	32,917,918.42	0	0.00	0	0.00	1	131,241.46	1	4,373,549.57	4.986865%	4.803926%	15
08/17/21	0	0.00	0	0.00	0	0.00	2	32,982,000.82	0	0.00	0	0.00	0	0.00	0	0.00	4.998104%	4.815790%	16
07/16/21	0	0.00	0	0.00	0	0.00	2	33,045,744.67	0	0.00	0	0.00	1	147,250.09	2	38,095,821.08	5.014744%	4.835973%	16
06/17/21	0	0.00	0	0.00	0	0.00	2	33,114,797.81	0	0.00	0	0.00	1	71,307.83	5	83,612,269.52	5.092804%	4.907753%	15
05/17/21	0	0.00	0	0.00	0	0.00	2	33,177,840.08	0	0.00	0	0.00	1	571,541.15	1	9,539,038.63	5.174949%	4.999205%	14
04/16/21	0	0.00	0	0.00	0	0.00	1	9,430,412.11	0	0.00	0	0.00	0	0.00	0	0.00	5.178935%	5.003972%	15
03/17/21	0	0.00	0	0.00	0	0.00	1	9,448,771.34	0	0.00	0	0.00	0	0.00	2	37,322,667.41	5.195902%	5.022476%	16
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
31	606100031	09/01/21	4	6	70,974.58	355,019.34	1,156.68	9,171,086.82	01/05/22	13
Totals					70,974.58	355,019.34	1,156.68	9,171,086.82

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		372,758,465	363,733,667	9,024,798		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		58,201,845	58,201,845	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-22	430,960,310	421,935,511	0	0	9,024,798	0
Jan-22	434,614,274	425,560,499	0	0	9,053,775	0
Dec-21	444,815,500	426,459,109	0	9,082,615	9,273,775	0
Nov-21	451,213,599	432,806,427	9,112,703	0	0	9,294,469
Oct-21	452,230,369	442,916,846	0	0	0	9,313,524
Sep-21	486,449,155	453,531,236	0	0	23,583,898	9,334,021
Aug-21	491,951,231	458,969,231	0	0	0	32,982,001
Jul-21	517,334,293	484,288,548	0	0	0	33,045,745
Jun-21	615,821,818	582,707,020	0	0	0	33,114,798
May-21	700,970,141	667,792,301	0	0	0	33,177,840
Apr-21	712,659,320	679,413,102	0	0	23,815,806	9,430,412
Mar-21	730,123,316	696,814,750	0	0	23,859,794	9,448,771
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	606100004	58,201,844.67	58,268,331.74	34,700,000.00	02/25/21	4,835,617.92	1.08510	03/31/21	06/01/26	243
5	606100005	55,323,266.70	55,323,266.70	40,000,000.00	02/15/21	6,564,319.00	1.54810	12/31/20	06/01/22	243
31	606100031	9,024,798.38	9,171,086.82	18,000,000.00	01/08/19	(40,709.00)	(0.06300)	09/30/21	06/01/22	183
Totals		122,549,909.75	122,762,685.26	92,700,000.00		11,359,227.92

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	606100004	RT	KY	01/28/21	98
	A loan modification was completed 08/2020 and the borrower sought a subsequent modification.				Loan transferred to special servicing effective 01/28/21 due to Imminent Non-Monetary Default. Cash management is in place and the loan is current. Negotiations with the Borrower regarding an extension or additional modification have broken off. Special Servicer ran an abbreviated sales process for the note but cancelled it when it became obvious that the offers would not be acceptable. Borrower submitted prop osal for a DPO and has indicated that it is willing to transition the asset to the Lender if the DPO offer is not acceptable. SS is evaluating all options.

5	606100005	RT	VA	02/03/21	98
	A loan modification was completed 07/2020 and the borrower sought a subsequent modification.				Loan transferred to special servicing effective 02/03/2021 due to Imminent Non-Monetary Default. Negotiations with the Borrower regarding an extension or a

dditional modification have broken off. Special Servicer ran an abbreviated sales process for the note but cancelled it when it became obvious that the offers would not be acceptable. Borrower submitted proposal for a DPO and has indicated that it is wi lling to transition the asset to the Lender if the DPO offer is not acceptable. SS is evaluating all options.

31	606100031	LO	LA	01/05/22	13

The subject loan was transferred to Special Servicing 1/5/2022 due to payment default. The hotel suffered severe damage from Hurricane Ida and has been closed ever since. The loan matures 6/1/2022 and Borrower has stated it will be unable to pay off at t hat time. It has requested a forbearance on loan payments until the hotel is restored and they are able to refinance. The Borrower has delivered the $200k of business interruption proceeds received thus far on the insurance claim.

The Special Servicer i s in the process of engaging a Casualty Consultant to advise the Lender during the claims and restoration process.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	606100004	60,830,859.65	4.75000%	60,830,859.65 4.75000%		8	08/20/20	08/11/20	08/20/20
5	606100005	57,743,237.68	4.84500%	57,743,237.68 4.84500%		8	07/09/20	07/01/20	07/09/20
5	606100005	0.00	4.84500%	0.00	4.84500%	10	07/08/20	03/03/20	11/12/20
Totals		118,574,097.33		118,574,097.33
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
12	606100012	07/15/16	31,379,646.20	54,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	(157,592.51)	157,592.51	0.45%
16	606100016	10/18/21	23,583,897.76	14,600,000.00	11,948,658.95	2,497,943.60	11,948,658.95	9,450,715.35	14,133,182.41	0.00	(5,972.20)	14,139,154.61	50.49%
17	606100017	03/15/19	20,152,740.00	35,600,000.00	21,840,701.86	1,687,961.86	21,840,701.86	20,152,740.00	0.00	0.00	0.00	0.00	0.00%
34	606100034	01/18/22	9,273,775.29	3,415,000.00	6,455,645.07	1,110,884.75	6,455,645.07	5,344,760.32	3,929,014.97	0.00	0.00	3,929,014.97	35.08%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			84,390,059.25	107,715,000.00	40,245,005.88	5,296,790.21	40,245,005.88	34,948,215.67	18,062,197.38	0.00	(163,564.71)	18,225,762.09

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
12	606100012	07/25/16	0.00	0.00	0.00	0.00	0.00	157,592.51	0.00	0.00	157,592.51
16	606100016	12/17/21	0.00	0.00	14,139,154.61	0.00	0.00	5,972.20	0.00	0.00	14,139,154.61
		10/18/21	0.00	0.00	14,133,182.41	0.00	0.00	14,133,182.41	0.00	0.00
17	606100017	03/15/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	606100034	01/18/22	0.00	0.00	3,929,014.97	0.00	0.00	3,929,014.97	0.00	0.00	3,929,014.97
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	18,068,169.58	0.00	0.00	18,225,762.09	0.00	0.00	18,225,762.09

© 2021 Computershare. All rights reserved. Confidential.											Page 23 of 25

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	12,598.57	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	11,936.14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	1,760.46	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	0.00	0.00	360.59	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	26,295.17	0.00	360.59	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		26,655.76

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Supplemental Notes
Swap Unwind from Class A-4FL to Class A-4FX effective March 17, 2016
For March 2016, a swap unwind has occurred moving $10,500,000 from Class A-4FL to Class A-4FX. The new beginning balance for Class A-4FL is $79,500,000.00 and for Class A-4FX is $10,500,000.00.
Swap Unwind from Class A-4FL to Class A-4FX effective December 16, 2016
For December 2016, a swap unwind has occurred moving $29,000,000 from Class A-4FL to Class A-4FX. The new beginning balance for Class A-4FL is $50,500,000.00 and for Class A-4FX is $39,500,000.00.
Swap Unwind from Class A-4FL to Class A-4FX effective April 17, 2017
For April 2017, a swap unwind has occurred moving $6,460,000 from Class A-4FL to Class A-4FX. The new beginning balance for Class A-4FL is $44,040,000.00 and for Class A-4FX is $45,960,000.00.

© 2021 Computershare. All rights reserved. Confidential.	Page 25 of 25